Contingencies and Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of provisions	Provision for severance

	2025	2024
	$	$

Balance - Beginning of fiscal year	2,591	1,106
Expensed during the year	17,503	5,211
Paid during the year	(18,379)	(3,726)

Balance - End of fiscal year	1,715	2,591

Disclosure of restructuring costs	Restructuring expenses

	2025	2024
	$	$

Severance	17,503	5,211
Share-based compensation expense acceleration	—	1,995

Restructuring	17,503	7,206